Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Chief Scientific Officer [Member]
Related Party Transactions [Line Items]
Related party transaction	$ 17,247	$ 17,571